CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 1,595	$ 1,488	$ 4,385	$ 4,269	$ 5,952	$ 5,555	$ 5,310
Cost of sales	633	614	1,705	1,772	2,443	2,329	2,240
Gross margin	962	874	2,680	2,497	3,509	3,226	3,070
Selling, general and administrative expenses	378	278	984	742	1,053	1,017	913
Research and development expenses	286	310	682	639	820	595	581
Net interest expense	23		26
Other (income) expense, net	(79)	(23)	(87)	(16)	104	1	15
Income from continuing operations before income taxes	354	309	1,075	1,132	1,532	1,613	1,561
Income tax expense	73	84	248	280	346	325	356
Net income from continuing operations	281	225	827	852	1,186	1,288	1,205
Income from discontinued operations, net of tax	28	21	34	122	551		43
Net income	$ 309	$ 246	$ 861	$ 974	$ 1,737	$ 1,288	$ 1,248
Income from continuing operations per common share
Basic	$ 0.42	$ 0.33	$ 1.22	$ 1.26	$ 1.75	$ 1.90	$ 1.78
Diluted	0.41	0.33	1.21	1.25	1.74	1.89	1.77
Income from discontinued operations per common share
Basic	0.04	0.03	0.05	0.18	0.82		0.06
Diluted	0.04	0.03	0.05	0.18	0.81		0.06
Net income per common share
Basic	0.46	0.36	1.27	1.44	2.57	1.90	1.84
Diluted	$ 0.45	$ 0.36	$ 1.26	$ 1.43	$ 2.55	$ 1.89	$ 1.83
Weighted-average number of common shares outstanding
Basic	677	676	677	676	676	676	676
Diluted	683	681	682	681	681	681	681
Cash dividends declared per common share	$ 0.07		$ 0.07